Acquisitions (Details) - USD ($) $ in Thousands	Jun. 08, 2015	Apr. 29, 2015	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014
Recognized amounts of identifiable assets acquired and liabilities assumed:
Goodwill			$ 31,282	$ 11,286	$ 11,880
Eastern Space Systems [Member]
Business Acquisition [Line Items]
Percentage of interests acquired		100.00%
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		$ 27
Working capital, net		(2,159)
Fixed assets		627
Customer relations		2,200
Other liabilities		(750)
Goodwill		4,645
Long term deferred tax		(352)
Total Fair Value		4,238
Contingent consideration in respect of acquisition		(1,138)
Cash Paid		$ (3,100)
Satlink Communications Ltd. [Member]
Business Acquisition [Line Items]
Percentage of interests acquired	100.00%
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$ 1,396
Working capital, net	(6,886)
Fixed assets	8,630
Other long term liabilities	(289)
Customer relations	900
Goodwill	15,297
Total Fair Value	19,048
Cash Paid	$ (19,048)